Risk/Return Summary - FidelityEquityMarketNeutralFund-RetailPRO - FidelityEquityMarketNeutralFund-RetailPRO - Fidelity Equity Market Neutral Fund	Apr. 01, 2025
Risk Lose Money [Text]
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Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ContractsForDifferenceCfdRiskMember
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Risk Text Block	Contracts for Difference (CFD) Risk. The fund may invest in Contracts for Difference (CFD), an OTC derivative total return swap transaction where the underlying reference asset will be a single equity stock or financial index. The fund could experience losses if the underlying asset or reference does not perform as anticipated. The fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Short CFD transactions have the potential for unlimited losses, regardless of the size of the initial investment. CFD agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. CFD exposure may effectively add leverage to the fund's portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. CFDs are subject to the risk that a counterparty will default on its payment obligations to the fund. CFD agreements also bear the risk that the fund will not be able to meet its obligation to the counterparty.
ForeignCurrencyTransactionsMember
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Risk Text Block	Foreign Currency Transactions. The fund may enter into forward foreign currency exchange contracts for hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund.
ShortSalesAndLeverageRiskMember
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Risk Text Block	Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of derivative instruments may result in losses. The value of derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness.
FuturesContractRiskMember
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Risk Text Block	Futures Contract Risk. The fund may invest in bond, currency, equity, index, and interest rate futures contracts. Certain futures contract markets are highly volatile, the use of futures may increase the volatility of the fund's net asset value per share (NAV), and futures contracts may be illiquid or less liquid than the underlying reference. Futures are traded on exchanges that may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day and variation margin payment must be paid to or by the fund. Because of the low margin deposits normally required in futures trading, it is possible that the fund may employ a high degree of leverage in the portfolio. For certain types of futures contracts, losses are theoretically unlimited. Moreover, futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges.
ForeignAndEmergingMarketsRiskMember
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Risk Text Block	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StockMarketVolatilityMember
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Risk Text Block	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SwapsRiskMember
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Risk Text Block	Swaps Risk. The fund may invest in excess return and total return swaps. Swaps may be difficult to value and may be illiquid. The fund could experience losses if the underlying asset or reference does not perform as anticipated. Certain swaps have the potential for unlimited losses, regardless of the size of the initial investment.